Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent Company [Member] - shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, Shares Authorized	450,000,000	450,000,000
Ordinary Shares, Shares Issued	11,000,000	8,000,000
Ordinary Shares, Shares Outstanding	12,000,000	8,000,000
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, Shares Authorized	50,000,000	50,000,000
Ordinary Shares, Shares Issued	1,000,000	1,000,000
Ordinary Shares, Shares Outstanding	1,000,000	1,000,000